Supplement Dated March 25, 2022
to the Prospectus dated May 1, 2016 and
Notice Document dated May 1, 2021 for

Symetra True Variable Annuity®
Issued By: Symetra Life Insurance Company

The following supplements and amends the prospectus dated May 1, 2016, as previously supplemented, and the Notice Document, dated May 1, 2021.

Portfolios Available Under Your Contract:
The following portfolios are only available if you have been continuously invested in it as of April 1, 2022.

American Funds IS® Capital World Growth and Income Fund - Class 1	Janus Henderson Overseas Portfolio - Institutional Shares
Calvert VP Russell 2000 Small Cap Index Portfolio - Class I	Templeton Developing Markets VIP Fund - Class 1
Invesco V.I. Balanced Risk Allocation Fund - Series I	Templeton Foreign VIP Fund - Class 1
Invesco V.I. Comstock Fund - Series I	Touchstone Bond Fund
Invesco V.I. Main Street Mid Cap Fund - Series I	Touchstone Small Company Fund
Invesco V.I. Small Cap Equity Fund - Series I	Virtus Newfleet Multi-Sector Intermediate Bond Series Class I